Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Oct. 31, 2015	Oct. 31, 2014
Cash Flows from Operating Activities:
Net income (loss)	$ 344,412	$ (12,926)	$ (243,607)	$ (28,589)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain on reduction of deferred underwriting fee payable	(1,000,000)
Unrealized gain on marketable securities held in Trust Account	(61,284)		49,804
Interest earned on cash and marketable securities held in Trust Account	(28,231)	(27,926)	(34,846)
Changes in operating assets and liabilities:
Prepaid expenses	10,513	(98,318)	(71,761)
Accounts payable and accrued expenses	361,758	(20,783)	(20,783)	20,783
Net cash used in operating activities	(372,832)	(159,953)	(321,193)	(7,806)
Cash Flows from Investing Activities:
Investment of cash and marketable securities held in Trust Account		(100,000,000)	(100,000,000)
Net cash used in investing activities		(100,000,000)	(100,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor		250	250	25,000
Proceeds from sale of Units, net of underwriting discounts paid		98,000,000	98,000,000
Proceeds from sale of Placements Units		3,000,000	3,000,000
Payment of offering costs		(434,441)	(434,441)	(20,000)
Proceeds from promissory note - related party	285,000
Loan from Sponsor		42,948	42,948	7,544
Repayment of loan from Sponsor		(139,211)	(139,211)
Net cash provided by financing activities	285,000	100,469,546	100,469,546	12,544
Net Change in Cash and Cash Equivalents	(87,832)	309,593	148,353	4,738
Cash and Cash Equivalents - Beginning	153,091	4,738	4,738
Cash and Cash Equivalents - Ending	65,259	314,331	153,091	4,738
Noncash Financing Activities:
Change in value of common stock subject to possible redemption	344,412
Payment of offering costs pursuant to loan from Sponsor		70,969	70,969	17,750
Deferred underwriting fees		5,000,000	5,000,000
Deferred legal fees		$ 125,000	125,000
Deferred offering costs included in accrued offering costs				$ 183,475